SIGNIFICANT OPERATING AND NONOPERATING ITEMS	12 Months Ended
Dec. 31, 2012
Significant Operating and Nonoperating Items disclosure [Abstract]
SIGNIFICANT OPERATING AND NONOPERATING ITEMS
SIGNIFICANT OPERATING AND NONOPERATING ITEMS
Other Operating Items
In December 2011, the Company detected that orange juice being imported from Brazil contained residues of carbendazim, a fungicide that is not registered in the United States for use on citrus products. As a result, we began purchasing additional supplies of Florida orange juice at a higher cost than Brazilian orange juice and incurred charges of $13 million during the year ended December 31, 2012. These charges were recorded in the line item cost of goods sold in our consolidated statement of income.
On March 11, 2011, a major earthquake struck off the coast of Japan, resulting in a tsunami that devastated the northern and eastern regions of the country. As a result of these events, the Company made a donation to a charitable organization to establish the Coca-Cola Japan Reconstruction Fund, which has helped rebuild schools and community facilities across the impacted areas of the country. The Company recorded total charges of $84 million related to these events during the year ended December 31, 2011, including $23 million in deductions from revenue, $11 million in cost of goods sold and $50 million in other operating charges. The charges of $23 million recorded in deductions from revenue were primarily related to funds we provided our local bottling partners to enable them to continue producing and distributing our beverage products in the affected regions. This support not only helped restore our business operations in the impacted areas, but it also assisted our bottling partners in meeting the evolving customer and consumer needs as the recovery and rebuilding efforts advanced. The charges of $11 million recorded in cost of goods sold were primarily related to Company-owned inventory that was destroyed or lost. The charges of $50 million recorded in other operating charges were primarily related to the donation discussed above and included an impairment charge of $1 million related to certain Company-owned fixed assets. These fixed assets primarily consisted of Company-owned vending equipment and coolers that were damaged or lost as a result of these events. Refer to Note 16 for the fair value disclosures related to the inventory and fixed asset charges described above. Refer to Note 19 for the impact these charges had on our operating segments.
Other Operating Charges
In 2012, the Company incurred other operating charges of $447 million, which primarily consisted of $270 million associated with the Company's productivity and reinvestment program; $163 million related to the Company's other restructuring and integration initiatives; $20 million due to changes in the Company's ready-to-drink tea strategy as a result of our U.S. license agreement with Nestlé S.A. ("Nestlé") terminating at the end of 2012; and $8 million due to costs associated with the Company detecting carbendazim in orange juice imported from Brazil for distribution in the United States as described above. These charges were partially offset by reversals of $10 million associated with the refinement of previously established accruals related to the Company's 2008–2011 productivity initiatives as well as reversals of $6 million associated with the refinement of previously established accruals related to the Company's integration of CCE's former North America business. Refer to Note 18 for additional information on our productivity and reinvestment program as well as the Company's other productivity, integration and restructuring initiatives. Refer to Note 19 for the impact these charges had on our operating segments.
In 2011, the Company incurred other operating charges of $732 million, which primarily consisted of $633 million associated with the Company's productivity, integration and restructuring initiatives; $50 million related to the events in Japan described above; $35 million of costs associated with the merger of Arca and Contal; and $10 million associated with the floods in Thailand that impacted the Company's supply chain operations in the region. Refer to Note 18 for additional information on our productivity, integration and restructuring initiatives. Refer to the discussion of the merger of Arca and Contal below for additional information on the transaction. Refer to Note 19 for the impact these charges had on our operating segments.
In 2010, the Company incurred other operating charges of $819 million, which consisted of $478 million related to the Company's productivity, integration and restructuring initiatives; $250 million related to charitable contributions; $81 million due to transaction costs incurred in connection with our acquisition of CCE's former North America business and the sale of our Norwegian and Swedish bottling operations to New CCE; and $10 million of charges related to bottling activities in Eurasia. Refer to Note 18 for additional information on our productivity, integration and restructuring initiatives. The charitable contributions were primarily attributable to a cash donation to The Coca-Cola Foundation. Refer to Note 2 for additional information related to the transaction costs. Refer to Note 19 for the impact these charges had on our operating segments.
Other Nonoperating Items
Equity Income (Loss) — Net
The Company recorded a net gain of $8 million and net charges of $53 million and $66 million in equity income (loss) — net during the years ended December 31, 2012, 2011 and 2010, respectively. These amounts primarily represent the Company's proportionate share of unusual or infrequent items recorded by certain of our equity method investees.
In 2012, the Company also recorded a charge of $11 million related to changes in the structure of Beverage Partners Worldwide ("BPW"), our 50/50 joint venture with Nestlé in the ready-to-drink tea category. These changes resulted in the joint venture focusing its geographic scope primarily on Europe and Canada. The Company accounts for our investment in BPW under the equity method of accounting.
Refer to Note 19 for the impact these items had on our operating segments.
Other Income (Loss) — Net
In 2012, the Company recognized a gain of $185 million as a result of the merger of Andina and Polar, with Andina being the acquiring company. Prior to this transaction, the Company held an investment in Andina that we accounted for as an available-for-sale security as well as an investment in Polar that we accounted for under the equity method of accounting. The merger of the two companies was a noncash transaction that resulted in Polar shareholders exchanging their existing Polar shares for newly issued shares of Andina at a specified exchange rate. As a result, the Company now holds an investment in Andina that we account for as an equity method investment. This gain impacted the Corporate operating segment. Refer to Note 19. Refer to Note 16 for additional information on the measurement of the gain.
On December 13, 2012, the Company and Coca-Cola FEMSA executed a share purchase agreement for the sale of a majority ownership interest in our consolidated Philippine bottling operations. As a result of this agreement, the Company was required to classify our Philippine bottling operations as held for sale in our consolidated balance sheet as of December 31, 2012. We also recognized a loss of $108 million during the year ended December 31, 2012, based on the agreed-upon sale price and related transaction costs. This loss impacted the Corporate operating segment. Refer to Note 19.
The Company also recognized a gain of $92 million as a result of Coca-Cola FEMSA issuing additional shares of its own stock at a per share amount greater than the carrying value of the Company's investment. Accordingly, the Company is required to treat this type of transaction as if we sold a proportionate share of our investment in Coca-Cola FEMSA. This gain impacted the Corporate operating segment. Refer to Note 19. Refer to Note 16 for additional information on the measurement of the gain.
During the year ended December 31, 2012, the Company recorded a charge of $82 million due to the acquisition of an ownership interest in Mikuni for which we paid a premium over the publicly traded market price. Although the Company paid this premium to obtain specific rights that have an economic and strategic value to the Company, they do not qualify as an asset and were recorded as expense on the acquisition date. This charge impacted the Corporate operating segment. Refer to Note 19. The Company accounts for our investment in Mikuni under the equity method of accounting.
The Company also recognized charges of $16 million during the year ended December 31, 2012, due to other-than-temporary declines in the fair values of certain cost method investments. These charges impacted the Corporate operating segment. Refer to Note 19.
In 2011, the Company recognized a net gain of $417 million, primarily as a result of the merger of Arca and Contal, two bottling partners headquartered in Mexico, into a combined entity known as Arca Contal. Prior to this transaction the Company held an investment in Contal that we accounted for under the equity method of accounting. The merger of the two companies was a noncash transaction that resulted in Contal shareholders exchanging their existing Contal shares for new shares in Arca Contal at a specified exchange rate. Refer to Note 16 for additional information on the measurement of the gain. As a result, the Company now holds an investment in Arca Contal that we account for as an available-for-sale security. This net gain impacted the Corporate operating segment. Refer to Note 19.
The Company also recognized a net gain of $122 million during 2011, primarily as a result of Coca-Cola FEMSA issuing additional shares of its own stock at per share amounts greater than the carrying value of the Company's per share investment. Accordingly, the Company is required to treat this type of transaction as if we sold a proportionate share of our investment in Coca-Cola FEMSA. The gains the Company recognized as a result of the previous transactions were partially offset by charges associated with certain of the Company's equity method investments in Japan. In addition, the Company recognized a gain of $102 million during 2011 related to the sale of our investment in Embonor. Refer to Note 2 for additional information. Refer to Note 19 for the impact these items had on our operating segments.
During 2011, the Company recorded charges of $41 million due to the impairment of an investment in an entity accounted for under the equity method of accounting and $17 million due to other-than-temporary declines in the fair value of certain of the Company's available-for-sale securities. Refer to Note 16 for additional fair value information related to these impairments. The Company also recorded a charge of $5 million related to the finalization of working capital adjustments associated with the sale of our Norwegian and Swedish Bottling operations to New CCE during the fourth quarter of 2010. This charge reduced the amount of our previously reported gain on the sale of these bottling operations. Refer to Note 19 for the impact these charges had on our operating segments.
In 2010, the Company recognized gains of $4,978 million related to the remeasurement of our equity investment in CCE to fair value; $597 million due to the sale of all our ownership interests in our Norwegian and Swedish bottling operations to New CCE; and $23 million as a result of the sale of 50 percent of our investment in Leão Junior, which was a wholly owned subsidiary of the Company prior to this transaction. Refer to Note 2 for additional information related to our acquisition of CCE's former North America business and the sale of all our ownership interests in our Norwegian and Swedish bottling operations to New CCE. The gain on the Leão Junior transaction consisted of two parts: (1) the difference between the consideration received and 50 percent of the carrying value of our investment and (2) the fair value adjustment for our remaining 50 percent ownership. We have accounted for our remaining investment in Leão Junior under the equity method of accounting since the close of this transaction. The gains related to these transactions impacted our Corporate operating segment. Refer to Note 19.
During 2010, in addition to the transaction gains, the Company recorded charges of $265 million related to preexisting relationships with CCE and $103 million due to the remeasurement of our Venezuelan subsidiary's net assets. The charges related to preexisting relationships with CCE were primarily due to the write-off of our investment in infrastructure programs with CCE. Refer to Note 6 for additional information related to our preexisting relationships with CCE. The remeasurement loss related to our Venezuelan subsidiary's net assets was due to the Venezuelan government announcing a currency devaluation and Venezuela becoming a hyperinflationary economy subsequent to December 31, 2009. As a result, our local subsidiary was required to use the U.S. dollar as its functional currency, and the remeasurement gains and losses were recorded in other income (loss) — net. This charge impacted the Corporate operating segment. Refer to Note 19.
Also during 2010, the Company recorded charges of $48 million related to other-than-temporary impairments of available-for-sale securities and an equity method investment and a donation of preferred shares in one of our equity method investees. Refer to Note 19 for the impact these charges had on our operating segments.